Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets, Net [Abstract]
Software copyright	$ 1,794,981	$ 1,681,890
Patent and others	3,191,300	2,990,234
Total intangible assets	4,986,281	4,672,124
Less: Accumulated and amortization	(1,287,712)	(862,275)
Intangible assets, net	$ 3,698,569	$ 3,809,849